17. Commitments and Contingencies: Schedule of Future Minimum Rental Payments for Operating Leases (Tables)	3 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Future Minimum Rental Payments for Operating Leases
Years Ending September 30,
2014	$ 224,264
2015	308,330
2016	317,580
2017	327,107
2018	280,077

$ 1,457,358